Commitments and contingencies - Lease (Details)	1 Months Ended	3 Months Ended
	Mar. 31, 2015 ft²	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($) ft²
Future minimum commitments under facility operating leases
2016		$ 219,000
2017		311,000
2018		319,000
2019		184,000
Total minimum lease payments		1,033,000
Rent expense		$ 76,000	$ 30,000
Building lease, March 2015
Lease
Lease term	52 months
Amount of space leased (in square feet) | ft²	14,743		14,743